CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Mar. 31, 2018 shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Accrued expenses and other current liabilities	¥ 435,225	$ 62,516	¥ 455,284
Deferred revenue, current	1,670,076	239,891	1,765,085
Lease liabilities, current	40,236	5,780
Payables to acquire buildings	61,540	8,840	61,540
Long-term debt, current	32,500	4,668	32,500
Deferred revenue, non-current	1,558,694	223,892	1,520,940
Lease liabilities, non-current	616,246	88,518
Deferred tax liabilities	87,954	12,634
Other non-current liabilities	11,469	1,647	17,147
Long-term debt, non-current	¥ 193,125	$ 27,741	¥ 225,625
Ordinary shares, par value | (per share)						$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized						1,000,000,000	1,000,000,000
Ordinary shares, shares issued						1	1
Ordinary shares, shares outstanding					4,329,000
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195	796,062,195
Ordinary shares, shares issued	1,830,183	1,830,183	1,818,383
Ordinary shares, shares outstanding	1,728,006	1,728,006	1,773,301		63,714
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		0.00005
Ordinary shares, shares authorized	826,389	826,389	826,389
Ordinary shares, shares issued	826,389	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389	826,389
Class C Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416	203,111,416
Ordinary shares, shares issued	4,258,686	4,258,686	4,265,286
Ordinary shares, shares outstanding	4,258,686	4,258,686	4,265,286		4,265,286
VIEs
Accrued expenses and other current liabilities | ¥	¥ 209,727		¥ 241,204
Deferred revenue, current | ¥	1,162,938		1,765,085
Lease liabilities, current | ¥	22,659
Deferred revenue, non-current | ¥	1,096,482		1,520,940
Lease liabilities, non-current | ¥	358,467
Deferred tax liabilities | ¥	4,415
Other non-current liabilities | ¥	¥ 135		¥ 135